UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Patrick F. Quan
SMALLCAP World Fund, Inc.
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

SMALLCAP World Fund®
Investment portfolio

June 30, 2012
unaudited

Common stocks — 91.85%	Shares	Value (000)

CONSUMER DISCRETIONARY — 17.43%
Mr Price Group Ltd.1	11,255,613	$154,203
Virgin Media Inc.	5,062,500	123,474
lululemon athletica inc.2	2,066,400	123,219
Lions Gate Entertainment Corp.2,3	8,000,000	117,920
Paddy Power PLC1	1,680,305	109,716
Chipotle Mexican Grill, Inc.2	269,100	102,245
DSW Inc., Class A	1,557,000	84,701
Liberty Media Corp., Class A2	938,912	82,540
Tesla Motors, Inc.2	2,491,263	77,952
TOD’S SpA1	718,225	72,149
Dollarama Inc.	1,155,000	69,407
ASOS PLC1,2	2,269,955	63,262
Chow Sang Sang Holdings International Ltd.1	30,189,000	58,894
Delticom AG1,3	849,399	55,844
John Wiley & Sons, Inc., Class A	1,134,283	55,569
Minth Group Ltd.1	48,240,000	52,353
Tiffany & Co.	947,000	50,144
Stella International Holdings Ltd.1	19,555,000	48,524
Jubilant FoodWorks Ltd.1,2	2,220,098	46,907
PT Ace Hardware Indonesia Tbk1	85,500,000	46,328
Melco Crown Entertainment Ltd. (ADR)2	4,000,000	46,080
CarMax, Inc.2	1,745,300	45,273
CTC Media, Inc.	5,204,000	41,944
Gourmet Master Co., Ltd.1	5,378,472	37,500
Domino’s Pizza Enterprises Ltd.1,3	3,602,300	37,303
Parkson Retail Asia Ltd.1,2	33,020,000	36,494
CTS Eventim AG1	1,166,600	35,147
Rightmove PLC1	1,405,594	35,091
START TODAY Co., Ltd.1	2,396,000	33,385
Café de Coral Holdings Ltd.1	11,698,000	31,269
Mood Media Corp.2,3,4	6,375,000	18,535
Mood Media Corp. (CDI) (GBP denominated)1,2,3,4	3,710,000	10,786
New Oriental Education & Technology Group Inc. (ADR)2	1,180,000	28,910
CJ CGV Co., Ltd.1,3	1,235,000	28,100
HUGO BOSS AG1	280,231	27,718
Domino’s Pizza, Inc.	850,000	26,273
Cox and Kings (India) Ltd.1,3	10,592,000	25,021
Cox and Kings (India) Ltd. (GDR)1,3	330,000	780
DreamWorks Animation SKG, Inc., Class A2	1,340,000	25,540
Hyundai Home Shopping Co., Ltd.1	256,200	25,072
Golden Eagle Retail Group Ltd.1	11,982,000	24,580
Jarden Corp.	575,000	24,160
Parkson Retail Group Ltd.1	26,990,500	24,156
Boyd Gaming Corp.2	3,349,000	24,113
Scholastic Corp.	850,000	23,936
Tractor Supply Co.	287,800	23,905
Betfair Group PLC1	2,015,000	23,621
Churchill Downs Inc.	400,000	23,516
PT Mitra Adiperkasa Tbk1	28,873,000	22,128
Domino’s Pizza Group PLC1	2,715,000	21,947
QSR Brands Bhd1	10,405,000	21,760
Brunswick Corp.	955,000	21,220
Leggett & Platt, Inc.	990,000	20,919
Ekornes ASA1	1,445,850	20,736
Navitas Ltd.1	4,625,000	20,600
YOOX SpA1,2	1,387,000	20,074
Wendy’s Co.	4,123,000	19,461
Fielmann AG1	210,000	19,410
Lennar Corp., Class A	619,000	19,133
Toll Corp.2	634,000	18,849
Group 1 Automotive, Inc.	400,000	18,244
TAKKT AG1	1,456,778	18,129
Signet Jewelers Ltd.	400,000	17,604
Jumbo SA1	4,396,965	17,118
Autoneum Holding AG1,2,3	373,780	17,016
SodaStream International Ltd.2	400,000	16,388
Sotheby’s Holdings, Inc.	475,000	15,846
P.F. Chang’s China Bistro, Inc.	300,000	15,441
Francesca’s Holdings Corp.2	570,472	15,408
Entertainment One Ltd.1,2	6,218,282	15,150
PT Indomobil Sukses Internasional Tbk1	20,000,000	14,984
HT Media Ltd.1	8,179,036	14,168
Mando Corp.1	94,100	14,016
Mothercare PLC1,3	4,480,000	13,921
Harman International Industries, Inc.	350,000	13,860
Betsson AB, Class B1,2	456,000	13,632
Hongkong and Shanghai Hotels, Ltd.1	10,031,959	13,382
Schibsted ASA1	408,900	13,318
Sportingbet PLC1	26,600,000	12,765
Penske Automotive Group, Inc.	596,054	12,660
Inchcape PLC1	2,408,000	12,491
Headlam Group PLC1	2,809,685	12,181
CJ Home Shopping Co., Ltd.1	76,100	12,056
Winnebago Industries, Inc.2	1,161,516	11,836
WABCO Holdings Inc.2	221,000	11,698
Hankook Tire Co., Ltd.1	286,840	11,399
CFAO1	235,500	11,160
POLYTEC Holding AG, non-registered shares1,3	1,423,769	10,903
CDON Group AB1,2	1,775,696	10,567
Intercontinental Hotels Group PLC1	430,678	10,408
Modern Times Group MTG AB, Class B1	223,000	10,349
Daily Mail and General Trust PLC, Class A, nonvoting1	1,540,000	10,213
Powerland AG, non-registered shares1,3	1,200,000	9,840
Bloomsbury Publishing PLC1,3	5,405,000	9,823
Giordano International Ltd.1	13,600,000	9,664
Michael Kors Holdings Ltd.2	225,300	9,427
D.R. Horton, Inc.	490,000	9,006
Home Inns & Hotels Management Inc. (ADR)2	396,000	8,973
LeapFrog Enterprises, Inc., Class A2	844,716	8,667
Home Retail Group PLC1	6,335,000	8,460
U.S. Auto Parts Network, Inc.2,3	1,980,000	8,276
ValueVision Media, Inc., Class A2,3	3,875,293	8,061
Ocado Group PLC1,2	6,533,708	7,968
SHW AG, non-registered shares1	230,000	7,934
Halfords Group PLC1	2,100,000	7,567
REXLot Holdings Ltd.1	105,000,000	7,526
OfficeMax Inc.2	1,360,000	6,882
D.B. Corp Ltd.1	1,841,206	6,788
Media Prima Bhd.1	8,441,600	5,857
K-Swiss Inc., Class A2	1,750,000	5,390
China Zenix Auto International Ltd. (ADR)	2,152,000	5,229
Aristocrat Leisure Ltd.1	1,550,000	4,409
Bijou Brigitte modische Accessoires AG1	52,000	4,274
zooplus AG, non-registered shares1,2	130,000	4,246
Talwalkars Better Value Fitness Ltd.1,3	1,446,000	4,221
Cheil Worldwide Inc.1	250,000	3,991
National American University Holdings, Inc.	836,400	3,597
Balkrishna Industries Ltd.1	759,246	3,461
T4F Entretenimento SA, ordinary nominative	412,500	3,420
GVC Holdings PLC1	1,392,400	3,265
Parkson Holdings Bhd.1	877,622	1,276
Mandarin Oriental International Ltd.1	839,000	1,083
Ten Alps PLC1,2	3,439,001	162
Five Star Travel Corp.1,2,5	96,033	26
CEC Unet PLC1,2,3	35,100,775	—
Spot Runner, Inc.1,2,5	2,980,544	—
Fontainebleau Resorts LLC, Class A, nonvoting units1,2,5	1,900,000	—
		3,256,876

HEALTH CARE — 14.50%
Pharmacyclics, Inc.2,3	4,015,000	219,259
Regeneron Pharmaceuticals, Inc.2	1,368,820	156,347
Incyte Corp.2	4,177,900	94,838
AMERIGROUP Corp.2	1,420,029	93,594
Grifols, SA, Class A1,2	3,290,000	83,450
Intuitive Surgical, Inc.2	155,000	85,838
Endo Health Solutions Inc.2	2,664,100	82,534
Fleury SA, ordinary nominative	6,247,150	79,314
athenahealth, Inc.2	894,698	70,833
Sysmex Corp.1	1,764,000	69,714
NuVasive, Inc.2,3	2,492,536	63,211
Cochlear Ltd.1	919,910	62,302
Thoratec Corp.2	1,816,000	60,981
Emeritus Corp.2,3	3,540,000	59,578
BioMarin Pharmaceutical Inc.2	1,457,500	57,688
VCA Antech, Inc.2	2,575,000	56,598
Hikma Pharmaceuticals PLC1	5,189,153	53,092
Sirona Dental Systems, Inc.2	1,133,000	50,996
Orthofix International NV2,3	1,110,100	45,792
Synageva BioPharma Corp.2,3	1,101,873	44,692
Myriad Genetics, Inc.2	1,749,000	41,574
Integra LifeSciences Holdings Corp.2	1,039,793	38,659
Medivation, Inc.2	417,000	38,114
Ironwood Pharmaceuticals, Inc., Class A2	2,740,000	37,757
GN Store Nord AS1	2,938,199	35,558
Hologic, Inc.2	1,965,000	35,449
Luminex Corp.2	1,440,194	35,270
AVEO Pharmaceuticals, Inc.2,3	2,873,912	34,947
Align Technology, Inc.2	1,030,000	34,464
ArthroCare Corp.2	1,167,600	34,187
Amylin Pharmaceuticals, Inc.2	1,142,200	32,244
Illumina, Inc.2	781,600	31,569
Molina Healthcare, Inc.2	1,320,000	30,967
Genomma Lab Internacional, SAB de CV, Series B2	14,420,000	28,516
Bangkok Dusit Medical Services PCL1	8,795,000	27,112
ABIOMED, Inc.2	1,166,873	26,628
Wright Medical Group, Inc.2	1,238,485	26,442
Hill-Rom Holdings, Inc.	817,068	25,207
Exelixis, Inc.2	4,465,000	24,692
Virbac SA1	145,000	23,959
Volcano Corp.2	827,011	23,694
Galapagos NV1,2,3	1,415,182	22,233
Nobel Biocare Holding AG1	2,150,000	22,228
Cadence Pharmaceuticals, Inc.2,3	6,130,469	21,886
Idenix Pharmaceuticals, Inc.2	2,100,000	21,630
Celesio AG1	1,300,000	21,228
Sagent Pharmaceuticals, Inc.2	1,170,000	21,154
China Kanghui Holdings (ADR)2	942,700	18,571
CFR Pharmaceuticals SA	82,425,400	18,518
Achillion Pharmaceuticals, Inc.2	2,952,000	18,302
Centene Corp.2	602,000	18,156
Covance Inc.2	375,000	17,944
Onyx Pharmaceuticals, Inc.2	270,000	17,941
Apollo Hospitals Enterprise Ltd.1	1,580,000	17,578
Emergent BioSolutions Inc.2	1,105,000	16,741
Fisher & Paykel Healthcare Corp. Ltd.1	9,500,000	15,037
Dendreon Corp.2	2,030,598	15,026
Invacare Corp.	973,300	15,018
Alere Inc.2	741,071	14,406
Abaxis, Inc.2	389,000	14,393
Ansell Ltd.1	1,013,051	13,751
HealthStream, Inc.2	500,000	13,000
JSC Pharmstandard (GDR)1,2	824,610	11,764
BG Medicine, Inc.2,3	1,462,603	10,209
MEDICA SA1	565,000	9,002
Ipca Laboratories Ltd.1	1,295,000	8,338
Tsumura & Co.1	315,000	8,335
Fluidigm Corp.2	450,000	6,768
Amplifon SpA1	1,075,000	5,034
Krka, dd, Novo mesto1	86,820	4,607
Human Genome Sciences, Inc.2	280,000	3,676
St.Shine Optical Co. Ltd.1	314,000	3,530
Merck Ltd.1,2	299,383	3,083
Savient Pharmaceuticals, Inc.2	3,529,960	1,907
MicroPort Scientific Corp.1	3,163,000	1,347
		2,710,001

INDUSTRIALS — 12.75%
Intertek Group PLC1	2,702,000	113,558
MSC Industrial Direct Co., Inc., Class A	1,456,000	95,441
MTU Aero Engines Holding AG1	1,118,000	82,089
Chart Industries, Inc.2	1,106,000	76,049
Polypore International, Inc.2	1,760,000	71,086
Beacon Roofing Supply, Inc.2,3	2,616,138	65,979
Nabtesco Corp.1	2,840,000	63,144
ITT Corp.	3,455,500	60,817
PT Sarana Menara Nusantara Tbk1,2	34,850,000	57,511
Meggitt PLC1	8,891,695	53,922
Herman Miller, Inc.	2,800,000	51,856
MITIE Group PLC1	12,509,000	51,038
Pipavav Defence and Offshore Engineering Co. Ltd.1,2	33,465,064	50,434
Michael Page International PLC1	8,440,512	49,744
Exponent, Inc.2,3	936,400	49,470
Moog Inc., Class A2	1,192,800	49,322
BELIMO Holding AG1	27,150	47,085
IDEX Corp.	1,155,000	45,022
DKSH Holding AG1,2	787,822	43,298
Goodpack Ltd.1,3	30,060,000	41,228
AirAsia Bhd.1	36,000,000	40,726
Watsco, Inc.	485,600	35,837
Northgate PLC1,2,3	10,626,805	34,614
Johnson Electric Holdings Ltd.1	55,820,000	34,019
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	2,383,000	32,746
Société BIC SA1	308,000	31,820
Waste Connections, Inc.	1,041,900	31,174
Andritz AG1	587,200	30,230
Blount International, Inc.2	1,950,500	28,575
Cummins India Ltd.1	3,510,000	28,368
Harmonic Drive Systems Inc.1	1,232,400	27,919
TransDigm Group Inc.2	203,000	27,263
Globaltrans Investment PLC (GDR)1	1,442,446	25,959
BrisConnections Unit Trusts1,2,3	27,300,000	25,706
SIA Engineering Co. Ltd.1	7,996,000	25,282
Dynasty Ceramic PCL1	15,378,000	24,939
Comfort Systems USA, Inc.3	2,476,000	24,810
Ennis, Inc.3	1,472,589	22,648
Uponor Oyj1	2,521,600	22,640
Standard Parking Corp.2,3	1,048,600	22,566
Masco Corp.	1,625,000	22,539
Container Corp. of India Ltd.1	1,300,000	21,439
Landstar System, Inc.	402,000	20,791
Huntington Ingalls Industries, Inc.2	475,000	19,114
Corrections Corporation of America	643,900	18,963
TrueBlue, Inc.2	1,223,000	18,932
Houston Wire & Cable Co.3	1,678,900	18,350
AIA Engineering Ltd.1	2,915,050	18,124
Cebu Air, Inc.1,2	10,800,000	17,678
Robert Half International Inc.	600,000	17,142
Douglas Dynamics, Inc.3	1,175,000	16,744
Graco Inc.	360,000	16,589
Frigoglass SAIC1,3	3,052,380	16,424
AeroVironment, Inc.2	600,000	15,786
SAI Global Ltd.1	3,158,843	15,503
Steelcase Inc., Class A	1,690,000	15,261
Geberit AG1	74,000	14,597
OSG Corp.1	980,000	14,094
Danieli & C. Officine Meccaniche SpA, nonconvertible shares1	1,171,903	13,420
HIWIN Technologies Corp.1	1,220,000	12,535
Mvelaserve Ltd.1,3	9,194,800	12,254
Austal Ltd.1	6,844,136	11,351
Westport Innovations Inc.2	300,000	11,025
KBR, Inc.	435,000	10,749
Boer Power Holdings Ltd.1	31,753,000	10,709
Regus PLC1	7,202,906	10,154
American Science and Engineering, Inc.	175,000	9,879
ITE Group PLC1	3,165,000	9,601
Ritchie Bros. Auctioneers Inc.	450,000	9,561
Chemring Group PLC1	2,090,000	8,997
Hays PLC1	7,755,000	8,963
Mine Safety Appliances Co.	216,000	8,692
Heidelberger Druckmaschinen AG, non-registered shares1,2	5,943,228	8,283
Wienerberger AG1	868,000	8,165
Zumtobel AG1	740,000	7,656
S1 Corp.1	146,700	7,377
United Stationers Inc.	272,000	7,330
Praj Industries Ltd.1	6,825,000	7,225
NORMA Group AG, non-registered shares1	311,800	6,849
Pfeiffer Vacuum Technology AG, non-registered shares1	64,000	6,515
China Automation Group Ltd.1	27,000,000	6,455
SATS Ltd.1	3,000,000	6,367
Haitian International Holdings Ltd.1	6,079,000	6,038
THK Co., Ltd.1	303,500	5,749
MISUMI Group Inc.1	241,500	5,688
Carborundum Universal Ltd.1	1,800,000	4,928
TD Power Systems Ltd.1,2	874,033	4,624
Teleperformance SA1	200,000	4,418
Ellaktor SA1	3,102,118	4,324
Prysmian SpA1	260,000	3,889
Meyer Burger Technology AG1,2	195,000	3,028
Amtek Engineering Ltd.1	5,574,400	2,768
Amara Raja Batteries Ltd.1	414,443	2,244
Aker Philadelphia Shipyard ASA1,2	346,000	233
		2,382,047

INFORMATION TECHNOLOGY — 11.97%
AAC Technologies Holdings Inc.1	53,236,000	154,155
Compuware Corp.2	9,780,722	90,863
Hittite Microwave Corp.2,3	1,734,950	88,691
National Instruments Corp.	3,286,479	88,275
AOL Inc.2	2,845,000	79,888
Cymer, Inc.2	1,345,000	79,288
Vistaprint NV2,3	1,995,000	64,438
Dialog Semiconductor PLC1,2,3	3,534,000	64,141
FactSet Research Systems, Inc.	676,800	62,902
Monster Worldwide, Inc.2,3	6,987,600	59,395
SINA Corp.2	1,135,000	58,804
MICROS Systems, Inc.2	1,024,000	52,429
OpenTable, Inc.2	1,065,000	47,936
Kingboard Chemical Holdings Ltd.1	22,804,200	44,340
Dolby Laboratories, Inc., Class A2	1,035,400	42,762
Angie’s List, Inc.2,5	2,470,378	39,131
AVEVA Group PLC1	1,472,500	37,652
Fidessa group PLC1	1,496,000	36,353
Kapsch TrafficCom AG, non-registered shares1	451,890	33,802
International Rectifier Corp.2	1,666,000	33,303
OBIC Co., Ltd.1	158,330	30,407
CoStar Group, Inc.2	372,000	30,206
Cardtronics, Inc.2	942,600	28,476
SPS Commerce, Inc.2,3	927,037	28,163
Quantum Corp.2,3	13,699,097	27,809
Power Integrations, Inc.	727,100	27,121
Bazaarvoice, Inc.2	1,421,001	25,862
Finisar Corp.2	1,727,000	25,836
Autodesk, Inc.2	705,000	24,668
Global Payments Inc.	561,116	24,257
Jabil Circuit, Inc.	1,150,000	23,379
Semtech Corp.2	960,000	23,347
Kingdee International Software Group Co. Ltd.1,2	123,194,000	23,341
ASM International NV1	614,000	23,332
Delta Electronics (Thailand) PCL1	33,935,900	22,900
Active Network, Inc.2	1,480,000	22,777
Ultimate Software Group, Inc.2	250,000	22,280
Trimble Navigation Ltd.2	470,000	21,625
Info Edge (India) Ltd.1	3,160,000	20,973
Littelfuse, Inc.	350,000	19,911
Bankrate, Inc.2	1,072,730	19,727
MercadoLibre, Inc.	260,000	19,708
Demand Media, Inc.2	1,731,660	19,395
Liquidity Services, Inc.2	375,236	19,208
Neopost SA1	353,891	18,888
Hana Microelectronics PCL1	30,925,000	18,638
Red Hat, Inc.2	330,000	18,638
Guidewire Software, Inc.2	655,600	18,436
SciQuest, Inc.2	1,015,500	18,238
Kingboard Laminates Holdings Ltd.1	49,319,236	18,190
Logitech International SA2	1,700,000	18,139
Hamamatsu Photonics K.K.1	525,000	17,778
Youku.com Inc., Class A (ADR)2	800,000	17,344
KLA-Tencor Corp.	340,650	16,777
Spectris PLC1	680,000	16,355
Ellie Mae, Inc.2	750,000	13,500
Avid Technology, Inc.2	1,742,153	12,944
NCC Group PLC1	1,031,000	12,899
Yaskawa Electric Corp.1	1,690,000	12,825
Immersion Corp.2,3	2,254,000	12,690
Infotech Enterprises Ltd.1	4,400,000	12,688
Genpact Ltd.2	760,000	12,639
Halma PLC1	1,865,000	12,253
Rovi Corp.2	577,400	11,329
RealPage, Inc.2	468,000	10,839
Tangoe, Inc.2	500,000	10,655
China High Precision Automation Group Ltd.1,3	67,422,000	8,691
Playtech Ltd.1	1,524,421	8,246
Cadence Design Systems, Inc.2	735,504	8,083
FormFactor, Inc.2	1,180,000	7,635
Tripod Technology Corp.1	2,645,800	7,534
Green Packet Bhd.1,2,3	45,444,116	6,935
Comverse Technology, Inc.2	1,190,000	6,926
Fusion-io, Inc.2	293,489	6,131
DTS, Inc.2	220,000	5,738
Persistent Systems Ltd.1	285,238	2,030
Ubisoft Entertainment SA1,2	285,000	1,913
OnMobile Global Ltd.1,2	980,408	532
Remark Media, Inc.2	81,521	277
Remark Media, Inc.1,2,5	29,470	72
		2,236,681

FINANCIALS — 9.01%
Onex Corp.	2,637,700	102,415
Brait SE1,2	24,906,608	79,237
East West Bancorp, Inc.	3,263,528	76,562
Kotak Mahindra Bank Ltd.1	6,770,098	72,333
SVB Financial Group2	985,900	57,892
GT Capital Holdings, Inc.1,2	4,210,000	50,542
Greenhill & Co., Inc.	1,299,000	46,309
Financial Engines, Inc.2	2,075,000	44,509
YES BANK Ltd.1,2	7,125,832	43,650
National Financial Partners Corp.2,3	3,174,800	42,542
First Republic Bank2	1,141,825	38,365
Validus Holdings, Ltd.	1,145,000	36,674
Rayonier Inc.2	815,000	36,593
Cullen/Frost Bankers, Inc.	615,000	35,356
First American Financial Corp.	1,980,700	33,593
Robinsons Land Corp.1	76,825,550	31,960
Sterling Financial Corp.2,4	1,666,668	31,483
Sterling Financial Corp.2	24,500	463
Security Bank Corp.1	8,980,000	30,442
HCC Insurance Holdings, Inc.	967,000	30,364
PT Agung Podomoro Land Tbk1	813,489,000	30,135
Assured Guaranty Ltd.	2,100,000	29,610
Colony Financial, Inc.3	1,695,000	29,323
Manappuram Finance Ltd.1,3	50,330,986	28,480
Capitol Federal Financial, Inc.	2,375,000	28,215
Northwest Bancshares, Inc.	2,302,500	26,962
IndusInd Bank Ltd.1,2	3,700,000	22,534
BOK Financial Corp.	365,000	21,243
Starwood Property Trust, Inc.	980,000	20,884
East West Banking Corp.1,2	43,110,000	19,337
CapitalSource Inc.	2,700,000	18,144
BS Financial Group Inc.1	1,622,770	18,111
DDR Corp.	1,225,000	17,934
DCT Industrial Trust Inc.	2,840,000	17,892
Redwood Trust, Inc.	1,410,000	17,597
Zillow, Inc., Class A2	450,000	17,383
Banco ABC Brasil SA, preferred nominative	3,639,000	17,303
TISCO Financial Group PCL1	14,000,000	17,045
IG Group Holdings PLC1	2,210,700	16,645
Banca Generali SpA1	1,413,000	16,303
Primerica, Inc.	595,046	15,906
Dah Sing Financial Holdings Ltd.1	5,024,450	15,710
Home Loan Servicing Solutions, Ltd.3	1,121,600	15,030
Paraná Banco SA, preferred nominative	2,318,400	14,833
Home Federal Bancorp, Inc.3	1,384,249	14,535
Talmer Bancorp, Inc., Class A1,2,5	1,791,805	13,940
Old Republic International Corp.	1,635,000	13,554
Hospitality Properties Trust	515,000	12,757
GRUH Finance Ltd.1	982,000	12,659
Mahindra Lifespace Developers Ltd.1,3	2,157,380	12,643
Popular, Inc.2	750,720	12,470
E-House (China) Holdings Ltd. (ADR)	2,190,000	12,045
First Southern Bancorp, Inc.1,2,3,5	1,344,915	12,010
ICG Group, Inc.2	1,137,000	10,517
CenterState Banks, Inc.	1,375,400	9,834
Canadian Western Bank	375,000	9,731
Sonae Sierra Brasil SA, ordinary nominative	655,000	9,555
Midland Holdings Ltd.1	18,890,000	9,186
VZ Holding AG1	96,000	9,095
Bolsa Mexicana de Valores, SAB de CV, Series A	4,599,199	9,071
Fibra Uno Administración, SA de CV	4,361,700	8,978
Bao Viet Holdings1	4,137,486	8,670
Oslo Børs VPS Holding ASA1	961,855	8,489
ING Vysya Bank Ltd.1	1,282,000	8,466
Siam Future Development PCL1	31,354,088	7,961
PT Summarecon Agung Tbk1	42,142,500	7,322
Noah Holdings Ltd. (ADR)	1,260,000	6,199
Chongqing Rural Commercial Bank Co., Ltd., Class H1	14,550,000	5,913
Zions Bancorporation	235,000	4,564
Globe Trade Center SA1,2	1,618,000	3,103
Globe Trade Center SA, non-registered shares1,2	737,556	1,415
Banco Daycoval SA, preferred nominative	900,000	4,221
Banco Cruzeiro do Sul SA, preferred nominative	5,448,200	3,852
Hellenic Exchanges SA1	976,082	3,345
ARA Asset Management Ltd.1	2,224,200	2,519
Territorial Bancorp Inc.	50,000	1,138
		1,683,600

ENERGY — 6.63%
InterOil Corp.2,3	2,626,200	183,046
Ophir Energy PLC1,2	18,733,200	170,367
Pacific Rubiales Energy Corp.	3,205,400	67,880
Gulf Keystone Petroleum Ltd.1,2,4	24,356,814	62,516
Comstock Resources, Inc.2,3	3,078,111	50,543
Zhaikmunai LP (GDR)1,2,4	4,669,500	39,788
Zhaikmunai LP (GDR)1,2	353,650	3,013
Concho Resources Inc.2	496,000	42,220
Keyera Corp.	1,011,200	42,092
Rosetta Resources Inc.2	1,055,000	38,655
Core Laboratories NV	306,900	35,570
Ultra Petroleum Corp.2	1,510,000	34,836
Falkland Oil and Gas Ltd.1,2,3	24,225,000	33,115
Borders & Southern Petroleum PLC1,2,3	34,265,000	32,146
GeoResources, Inc.2	850,000	31,117
Kodiak Oil & Gas Corp.2	3,500,000	28,735
Miclyn Express Offshore Ltd.1	13,550,000	28,352
Halcón Resources Corp.2,4	2,440,000	23,034
Halcón Resources Corp.2	40,000	378
Midstates Petroleum Co., Inc.2	2,405,700	23,359
Kværner ASA1	10,245,326	23,088
Oasis Petroleum Inc.2	900,000	21,762
Heritage Oil Ltd.1,2	10,628,000	20,547
Laredo Petroleum Holdings, Inc.2	860,900	17,907
Schoeller-Bleckmann Oilfield Equipment AG1	192,667	15,559
Harvest Natural Resources, Inc.2	1,713,992	14,655
Oceaneering International, Inc.	295,000	14,119
Exillon Energy PLC1,2,3	8,652,160	13,921
Banpu PCL1	905,000	12,832
Bill Barrett Corp.2	550,000	11,781
BPZ Resources, Inc.2	4,562,400	11,543
HollyFrontier Corp.	325,000	11,515
Cimarex Energy Co.	206,500	11,382
Americas Petrogas Inc.2	4,133,800	7,674
Americas Petrogas Inc.2,4	1,400,000	2,599
Tethys Petroleum Ltd.2	12,161,000	7,167
Tethys Petroleum Ltd. (GBP denominated)1,2	1,147,487	703
Gevo, Inc.2	1,554,030	7,724
Sterling Resources Ltd.2	7,525,000	7,539
Goodrich Petroleum Corp.2	520,000	7,207
Dockwise Ltd.1,2	429,130	7,120
Petrodorado Energy Ltd.2,3	38,400,000	6,035
Aurelian Oil & Gas PLC1,2	17,960,000	4,022
BNK Petroleum Inc.2	3,763,380	2,477
BNK Petroleum Inc.2,4	2,000,000	1,316
Pacific Coal, SA2,3	18,280,000	3,052
Saras SpA1,2	2,360,000	2,299
LNG Energy Ltd.2,4	13,000,000	383
Zodiac Exploration Inc.2	6,678,000	262
		1,238,952

MATERIALS — 6.27%
African Petroleum Corp. Ltd.1,2,3	86,373,868	110,651
AptarGroup, Inc.	2,007,591	102,488
Chr. Hansen Holding A/S1	3,856,000	99,084
Schweitzer-Mauduit International, Inc.3	1,185,000	80,746
James Hardie Industries SE1	9,400,000	76,993
Kenmare Resources PLC1,2	109,972,782	68,191
FUCHS PETROLUB AG, nonvoting preferred1	525,500	28,710
FUCHS PETROLUB AG1	358,647	18,358
African Minerals Ltd.1,2	8,638,121	43,017
Yingde Gases Group Co. Ltd.1	43,254,250	39,452
Ube Industries, Ltd.1	16,703,000	38,767
Vicat S.A.1	580,000	28,064
Greatview Aseptic Packaging Co. Ltd.1,2	50,033,000	26,308
Coal of Africa Ltd.1,2,3	41,634,459	24,532
Gem Diamonds Ltd.1,2,3	7,350,000	22,588
Harry Winston Diamond Corp.2	1,941,900	22,030
Symrise AG1	687,046	20,871
PT Indocement Tunggal Prakarsa Tbk1	10,995,000	20,361
Yamana Gold Inc.	1,200,000	18,517
Yip’s Chemical Holdings Ltd.1	27,628,000	17,792
Croda International PLC1	497,500	17,665
Valspar Corp.	333,700	17,516
OCI Materials Co., Ltd.1	401,446	14,536
Siam City Cement PCL1	1,300,000	13,516
Sirius Minerals PLC1,2	52,304,735	12,722
Arkema SA1	180,000	11,794
Talvivaara Mining Co. PLC1,2	4,300,000	11,573
Boral Ltd.1	3,800,000	11,536
United Phosphorus Ltd.1	4,730,000	10,728
Sika AG, non-registered shares1	5,530	10,650
Cape Lambert Resources Ltd.1,2	32,790,132	10,626
Chu Kong Petroleum and Natural Gas Steel Pipe Holdings Ltd.1	35,116,000	10,013
Gran Colombia Gold SA2,3	30,175,000	9,336
Titan Cement Co. SA1,2	491,500	8,688
Mountain Province Diamonds Inc.2,4	1,904,762	7,783
Cline Mining Corp.2	9,357,800	7,353
Allied Gold Mining PLC1,2	3,160,522	6,941
J.K. Cement Ltd.1	2,384,938	6,851
Sinofert Holdings Ltd.1	42,502,000	6,608
Aquarius Platinum Ltd.1	8,611,111	6,201
Frutarom Industries Ltd.1	650,000	6,125
Eastern Platinum Ltd.2	19,121,450	4,038
Eastern Platinum Ltd.2,4	8,160,000	1,723
Duluth Metals Ltd.2	3,850,000	5,635
AK Steel Holding Corp.	905,000	5,312
Huntsman Corp.	400,000	5,176
TFS Corporation Ltd1	8,906,498	4,539
Afferro Mining Inc.1,2,3	6,460,000	4,535
Hummingbird Resources PLC1,2	1,650,000	2,868
Engro Corp. Ltd.1	2,591,160	2,792
EACOM Timber Corp.2,3	23,000,000	2,259
EACOM Timber Corp.2,3,4	3,200,000	314
Mwana Africa PLC1,2,4	45,749,230	2,568
China Forestry Holdings Co., Ltd.1	29,142,000	1,783
Vatukoula Gold Mines PLC1,2	3,214,081	1,431
Rusoro Mining Ltd.2,4	20,000,000	688
Rusoro Mining Ltd.2	1,437,000	49
Sino-Forest Corp.1,2	255,000	—
		1,171,991

CONSUMER STAPLES — 5.45%
PT Sumber Alfaria Trijaya Tbk1,2,3	236,264,500	120,571
Raia Drogasil SA, ordinary nominative	11,473,312	115,676
Super Group Ltd.1,3	40,063,000	66,602
CP ALL PCL1	51,897,000	58,352
PZ Cussons PLC1	11,445,000	56,723
Coca-Cola Icecek AS, Class C1	2,861,097	44,441
Emami Ltd.1	4,940,000	44,110
Davide Campari-Milano SpA1	5,738,500	39,964
Wumart Stores, Inc., Class H1,2	18,815,000	38,199
Hypermarcas SA, ordinary nominative2	6,436,500	38,039
Brazil Pharma SA, ordinary nominative	6,385,400	34,175
FANCL Corp.1	2,267,000	28,318
Kernel Holding SA1,2	1,523,150	27,918
Emmi AG1	136,100	27,811
Bizim Toptan Satis Magazalari AS, non-registered shares1	1,929,500	27,000
Eurocash SA1	2,117,000	26,072
O’Key Group SA (GDR)1	3,311,800	25,609
MARR SpA1,2	2,499,899	23,389
USANA Health Sciences, Inc.2	445,000	18,298
AMOREPACIFIC Corp.1	17,600	16,374
Origin Enterprises PLC1	3,213,300	14,657
Strauss Group Ltd.1,2	1,453,485	14,089
Petra Foods Ltd.1	6,683,000	13,250
Philip Morris CR as1	22,200	12,390
Church & Dwight Co., Inc.	200,000	11,094
Ralcorp Holdings, Inc.2	157,300	10,498
Real Nutriceutical Group Ltd.1	39,400,000	8,739
Tilaknager Industries Ltd.1,3	8,890,000	8,469
TreeHouse Foods, Inc.2	130,000	8,098
Pesquera Exalmar SA1	6,795,305	7,826
Lindt & Sprüngli AG1	163	5,988
Lindt & Sprüngli AG, participation certificate1	534	1,651
Sundrug Co., Ltd.1	194,900	6,342
Godrej Consumer Products Ltd.1	605,237	6,322
McBride PLC1,2	3,250,000	6,316
HITEJINRO CO., LTD.1	202,589	3,833
		1,017,203

UTILITIES — 1.79%
ENN Energy Holdings Ltd.1,3	57,213,000	201,179
Manila Water Co., Inc.1	81,300,900	47,513
Glow Energy PCL1	19,930,000	39,024
Greenko Group PLC1,2,3	9,144,000	15,543
Energy World Corp. Ltd.1,2	39,693,382	15,152
Mytrah Energy Ltd.1,2	7,918,000	8,226
Equatorial Energia SA, ordinary nominative	935,500	6,986
		333,623

TELECOMMUNICATION SERVICES — 1.14%
Telephone and Data Systems, Inc.	3,039,069	64,702
tw telecom inc.2	2,112,000	54,194
Total Access Communication PCL1	9,964,000	23,399
NII Holdings, Inc., Class B2	2,150,000	21,995
Leap Wireless International, Inc.2	3,152,000	20,267
MetroPCS Communications, Inc.2	2,961,670	17,918
Hutchison Telecommunications Hong Kong Holdings Ltd.1	22,200,000	10,324
		212,799

MISCELLANEOUS — 4.91%
Other common stocks in initial period of acquisition		918,025

Total common stocks (cost: $14,399,186,000)		17,161,798

Preferred stocks — 0.09%	Shares

FINANCIALS — 0.09%
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	631,000	16,545

Total preferred stocks (cost: $13,739,000)		16,545

Warrants — 0.02%

INDUSTRIALS — 0.02%
Goodpack Ltd., warrants, expire 20122,3	5,272,000	4,162

MATERIALS — 0.00%
Gran Colombia Gold SA, warrants, expire 20152,3	1,086,500	181
Duluth Exploration Ltd., warrants, expire 20131,2	43,753	3
		184

ENERGY — 0.00%
Pacific Coal, SA, warrants, expire 20162,3	8,500,000	42

INFORMATION TECHNOLOGY — 0.00%
Kingboard Chemical Holdings Ltd., warrants, expire 20122	1,946,120	3

MISCELLANEOUS — 0.00%
Other warrants in initial period of acquisition		9

Total warrants (cost: $2,398,000)		4,400

	Shares or
Convertible securities — 0.37%	principal amount

CONSUMER DISCRETIONARY — 0.24%
Coupons.com Inc., Series B, convertible preferred1,2,3,5	8,191,724	45,000
Spot Runner, Inc., Series C, convertible preferred1,2,5	1,626,016	—
		45,000

FINANCIALS — 0.11%
First Southern Bancorp, Inc., Series C, convertible preferred1,2,3,5	2,299	7,784
Oriental Financial Group Inc., Series C, 8.75% noncumulative convertible preferred2,5	6,000	6,765
National Financial Partners Corp. 4.00% convertible notes 20173	$4,000,000	4,925
		19,474

ENERGY — 0.02%
Harvest Natural Resources, Inc. 8.25% convertible notes 2013	$3,000,000	4,657

HEALTH CARE — 0.00%
Savient Pharmaceuticals, Inc. 4.75% convertible notes 2018	$820,000	271

Total convertible securities (cost: $67,119,000)		69,402

	Principal amount
Bonds & notes — 0.25%	(000)

TELECOMMUNICATION SERVICES — 0.17%
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20154	$22,585	20,665
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20154	11,200	10,248
		30,913

FINANCIALS — 0.08%
First Niagara Financial Group, Inc. 7.25% 2021	11,100	12,503
Synovus Financial Corp. 5.125% 2017	3,715	3,436
		15,939

Total bonds & notes (cost: $41,940,000)		46,852

Short-term securities — 6.83%

U.S. Treasury Bills 0.078%–0.146% due 7/26–12/20/2012	263,350	263,282
Federal Home Loan Bank 0.10%–0.20% due 7/18–12/20/2012	217,489	217,455
Fannie Mae 0.10%–0.14% due 7/16–11/14/2012	213,875	213,832
Freddie Mac 0.10%–0.19% due 7/11/2012–4/1/2013	173,700	173,535
Novartis Finance Corp. 0.16%–0.17% due 8/6–9/10/20124	52,300	52,283
Province of Ontario 0.15% due 8/23/2012	49,344	49,320
Gotham Funding Corp. 0.21% due 7/17/20124	28,300	28,297
Victory Receivables Corp. 0.21% due 7/19/20124	20,000	19,998
Regents of the University of California 0.15%–0.28% due 9/6–10/10/2012	45,196	45,175
Bank of Nova Scotia 0.14% due 7/2/2012	41,200	41,200
Toyota Motor Credit Corp. 0.19% due 7/13/2012	40,100	40,097
Private Export Funding Corp. 0.20% due 7/30/20124	35,000	34,992
British Columbia (Province of) 0.14%–0.20% due 7/11–11/16/2012	33,300	33,290
American Honda Finance Corp. 0.18% due 7/16/2012	23,000	22,997
Westpac Banking Corp. 0.23% due 9/25/20124	18,200	18,190
BASF AG 0.18% due 8/7/20124	11,300	11,298
Siemens Capital Co. LLC 0.15% due 7/10/20124	10,300	10,300

Total short-term securities (cost: $1,275,549,000)		1,275,541

Total investment securities (cost: $15,799,931,000)		18,574,538
Other assets less liabilities		110,024

Net assets		$18,684,562

As permitted by U.S. Securities and Exchange Commission regulations (“SEC”), “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into a forward currency contract to sell currency as shown in the following table. The open forward currency contract shown is generally indicative of the level of activity over the prior 12-month period.

						Unrealized
			Contract amount			depreciation
			Receive	Deliver		at 6/30/2012
	Settlement date	Counterparty	(000)		(000)	(000)
Sales:
Australian dollars	7/31/2012	Barclays Bank PLC	$4,421	$	A4,400	$(68)

1Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $7,859,331,000, which represented 42.06% of the net assets of the fund. This amount includes $7,747,248,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2Security did not produce income during the last 12 months.
3The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $409,787,000, which represented 2.19% of the net assets of the fund.
5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date(s)	(000)	(000)	net assets

Coupons.com Inc., Series B, convertible preferred	6/1/2011	$45,000	$45,000	.24%
Angie’s List, Inc.	3/15/2011–11/29/2011	25,665	39,131	.20
First Southern Bancorp, Inc.	12/17/2009	28,378	12,010	.07
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	2,299	7,784	.04
Talmer Bancorp, Inc.	4/28/2010–2/14/2012	11,034	13,940	.08
Oriental Financial Group Inc., Series C, 8.75%
noncumulative convertible preferred	6/28/2012	6,000	6,765	.04
Remark Media, Inc.	12/17/2007	907	72	.00
Five Star Travel Corp.	12/17/2007	24	26	.00
Fontainebleau Resorts LLC, Class A, nonvoting units	10/5/2005–6/1/2007	21,500	—	.00
Spot Runner, Inc.	10/25/2006–3/20/2008	15,071	—	.00
Spot Runner, Inc., Series C, convertible preferred	10/25/2006	6,000	—	.00

Total restricted securities		$161,878	$124,728	.67%

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares.  Further details on these holdings and related transactions during the nine months ended June 30, 2012, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 6/30/2012 (000)

Pharmacyclics, Inc.	3,845,871	1,221,429	1,052,300	4,015,000	$—	$219,259
ENN Energy Holdings Ltd.	56,813,000	400,000	—	57,213,000	2,672	201,179
InterOil Corp.	2,626,200	—	—	2,626,200	—	183,046
PT Sumber Alfaria Trijaya Tbk	274,541,000	—	38,276,500	236,264,500	—	120,571
Lions Gate Entertainment Corp.	9,100,000	—	1,100,000	8,000,000	—	117,920
African Petroleum Corp. Ltd.	71,327,100	21,161,000	6,114,232	86,373,868	—	110,651
Hittite Microwave Corp.	2,009,950	75,000	350,000	1,734,950	—	88,691
Schweitzer-Mauduit International, Inc.	445,000	740,000	—	1,185,000	396	80,746
Super Group Ltd.	29,500,000	10,563,000	—	40,063,000	937	66,602
Beacon Roofing Supply, Inc.	2,604,800	11,338	—	2,616,138	—	65,979
Vistaprint NV	1,670,000	325,000	—	1,995,000	—	64,438
Dialog Semiconductor PLC	2,028,800	2,044,000	538,800	3,534,000	—	64,141
NuVasive, Inc.	1,786,936	705,600	—	2,492,536	—	63,211
Emeritus Corp.	3,250,000	290,000	—	3,540,000	—	59,578
Monster Worldwide, Inc.	5,591,000	1,396,600	—	6,987,600	—	59,395
Delticom AG	939,921	7,000	97,522	849,399	3,144	55,844
Comstock Resources, Inc.	3,078,111	—	—	3,078,111	—	50,543
Exponent, Inc.	936,400	—	—	936,400	—	49,470
National Financial Partners Corp.	3,174,800	—	—	3,174,800	—	42,542
National Financial Partners Corp.
4.00% convertible notes 2017	$4,000,000	—	—	$4,000,000	120	4,925
Orthofix International NV	1,090,100	20,000	—	1,110,100	—	45,792
Goodpack Ltd.	30,060,000	—	—	30,060,000	692	41,228
Goodpack Ltd., warrants, expire 2012	5,272,000	—	—	5,272,000	—	4,162
Coupons.com Inc., Series B,
convertible preferred	8,191,724	—	—	8,191,724	—	45,000
Synageva BioPharma Corp.	—	1,101,873	—	1,101,873	—	44,692
Domino’s Pizza Enterprises Ltd.	4,002,300	—	400,000	3,602,300	559	37,303
AVEO Pharmaceuticals, Inc.	—	2,873,912	—	2,873,912	—	34,947
Northgate PLC	10,626,805	—	—	10,626,805	—	34,614
Falkland Oil and Gas Ltd.	14,225,000	10,000,000	—	24,225,000	—	33,115
Borders & Southern Petroleum PLC	20,265,000	14,000,000	—	34,265,000	—	32,146
Colony Financial, Inc.	1,495,000	200,000	—	1,695,000	1,348	29,323
Mood Media Corp.	6,375,000	—	—	6,375,000	—	18,535
Mood Media Corp. (CDI) (GBP denominated)	2,375,000	1,335,000	—	3,710,000	—	10,786
Manappuram Finance Ltd.	54,812,814	3,180,000	7,661,828	50,330,986	587	28,480
SPS Commerce, Inc.	777,000	150,037	—	927,037	—	28,163
CJ CGV Co., Ltd.	1,235,000	—	—	1,235,000	268	28,100
Quantum Corp.	12,568,897	1,130,200	—	13,699,097	—	27,809
Quantum Corp. 3.50%
convertible notes 2015	$4,900,000	—	$4,900,000	—	114	—
Cox and Kings (India) Ltd.	8,542,900	2,049,100	—	10,592,000	—	25,021
Cox and Kings (India) Ltd. (GDR)	330,000	—	—	330,000	—	780
BrisConnections Unit Trusts	27,300,000	—	—	27,300,000	—	25,706
Comfort Systems USA, Inc.	2,476,000	—	—	2,476,000	371	24,810
Coal of Africa Ltd.	36,442,569	9,150,000	3,958,110	41,634,459	—	24,532
Ennis, Inc.	1,733,692	—	261,103	1,472,589	803	22,648
Gem Diamonds Ltd.	11,061,300	—	3,711,300	7,350,000	—	22,588
Standard Parking Corp.	1,048,600	—	—	1,048,600	—	22,566
Galapagos NV	—	1,415,182	—	1,415,182	—	22,233
Cadence Pharmaceuticals, Inc.	5,042,279	1,328,873	240,683	6,130,469	—	21,886
First Southern Bancorp, Inc.	1,344,915	—	—	1,344,915	—	12,010
First Southern Bancorp, Inc., Series C,
convertible preferred	2,299	—	—	2,299	—	7,784
Houston Wire & Cable Co.	1,678,900	—	—	1,678,900	453	18,350
Autoneum Holding AG	298,000	75,780	—	373,780	—	17,016
Douglas Dynamics, Inc.	1,175,000	—	—	1,175,000	723	16,744
Frigoglass SAIC	3,052,380	—	—	3,052,380	—	16,424
Greenko Group PLC	7,034,000	2,110,000	—	9,144,000	—	15,543
Home Loan Servicing Solutions, Ltd.	—	1,121,600	—	1,121,600	426	15,030
Home Federal Bancorp, Inc.	1,384,249	—	—	1,384,249	228	14,535
Exillon Energy PLC	9,619,660	—	967,500	8,652,160	—	13,921
Mothercare PLC	2,300,000	2,180,000	—	4,480,000	140	13,921
Immersion Corp.	2,254,000	—	—	2,254,000	—	12,690
Mahindra Lifespace Developers Ltd.	2,157,380	—	—	2,157,380	—	12,643
Mvelaserve Ltd.	8,572,000	622,800	—	9,194,800	419	12,254
POLYTEC Holding AG, non-registered shares	1,450,500	—	26,731	1,423,769	550	10,903
BG Medicine, Inc.	1,462,603	—	—	1,462,603	—	10,209
Powerland AG, non-registered shares	1,200,000	—	—	1,200,000	324	9,840
Bloomsbury Publishing PLC	5,405,000	—	—	5,405,000	77	9,823
Gran Colombia Gold SA	29,495,000	680,000	—	30,175,000	—	9,336
Gran Colombia Gold SA,
warrants, expire 2015	1,086,500	—	—	1,086,500	—	181
China High Precision Automation Group Ltd.	63,500,000	3,922,000	—	67,422,000	477	8,691
Tilaknager Industries Ltd.	8,890,000	—	—	8,890,000	—	8,469
U.S. Auto Parts Network, Inc.	1,980,000	—	—	1,980,000	—	8,276
ValueVision Media, Inc., Class A	3,846,293	29,000	—	3,875,293	—	8,061
Green Packet Bhd.	52,599,216	—	7,155,100	45,444,116	—	6,935
Petrodorado Energy Ltd.	38,400,000	—	—	38,400,000	—	6,035
Afferro Mining Inc.	6,460,000	—	—	6,460,000	—	4,535
Talwalkars Better Value Fitness Ltd.	1,446,000	—	—	1,446,000	—	4,221
Pacific Coal, SA	17,000,000	1,280,000	—	18,280,000	—	3,052
Pacific Coal, SA, warrants, expire 2016	8,500,000	—	—	8,500,000	—	42
EACOM Timber Corp.	23,000,000	—	—	23,000,000	—	2,259
EACOM Timber Corp.	3,200,000	—	—	3,200,000	—	314
CEC Unet PLC	35,100,775	—	—	35,100,775	—	—
AAC Technologies Holdings Inc.*	50,475,000	10,961,000	8,200,000	53,236,000	1,626	—
Angie’s List, Inc.*	—	3,224,338	753,960	2,470,378	—	—
Angie’s List, Inc., Series D,
convertible preferred*	282,736	—	282,736	—	—	—
ArthroCare Corp.*	1,445,400	159,200	437,000	1,167,600	—	—
BELIMO Holding AG*	22,800	8,100	3,750	27,150	1,443	—
Brait SE*	32,252,268	15,329,583	22,675,243	24,906,608	—	—
CDON Group AB*	3,828,000	236,563	2,288,867	1,775,696	—	—
Cline Mining Corp.*	14,300,300	—	4,942,500	9,357,800	—	—
Compuware Corp.*	11,770,000	—	1,989,278	9,780,722	—	—
Cpl Resources PLC*	2,465,986	—	2,465,986	—	84	—
Ellie Mae, Inc.*†	1,019,700	700,000	969,700	750,000	—	—
Fluidigm Corp.*	1,484,234	—	1,034,234	450,000	—	—
Gevo, Inc.*	1,304,030	975,000	725,000	1,554,030	—	—
Hana Microelectronics PCL*	53,925,000	—	23,000,000	30,925,000	1,005	—
Harvest Natural Resources, Inc.*	2,035,000	—	321,008	1,713,992	—	—
Harvest Natural Resources, Inc. 8.25%
convertible notes 2013*	$3,000,000	—	—	$3,000,000	186	—
Heritage Oil Ltd.*	13,488,000	—	2,860,000	10,628,000	—	—
ICG Group, Inc.*	3,096,000	—	1,959,000	1,137,000	—	—
Imagelinx PLC*	20,935,714	—	20,935,714	—	—	—
Infotech Enterprises Ltd.*	5,680,000	—	1,280,000	4,400,000	145	—
Integra LifeSciences Holdings Corp.*	1,429,793	—	390,000	1,039,793	—	—
Jaguar Mining Inc.*	5,035,000	—	5,035,000	—	—	—
JSE Ltd.*	4,745,245	355,000	5,100,245	—	—	—
Jumbo SA*	6,754,932	—	2,357,967	4,396,965	1,584	—
Kapsch TrafficCom AG,
non-registered shares*	653,561	—	201,671	451,890	—	—
National American University Holdings, Inc.*	1,515,000	—	678,600	836,400	115	—
Obtala Resources Ltd.*	8,500,000	—	8,500,000	—	—	—
Obtala Resources Ltd.*	7,950,000	—	7,950,000	—	—	—
OnMobile Global Ltd.*	7,184,110	—	6,203,702	980,408	—	—
Ophir Energy PLC*	17,465,000	2,038,200	770,000	18,733,200	—	—
Pace PLC*†	12,183,500	4,700,000	16,883,500	—	208	—
Pipavav Defence and Offshore
Engineering Co. Ltd.*	42,066,000	—	8,600,936	33,465,064	—	—
PT Ace Hardware Indonesia Tbk *†	74,365,500	30,024,500	18,890,000	85,500,000	226	—
QSR Brands Bhd*	14,905,000	—	4,500,000	10,405,000	—	—
Real Nutriceutical Group Ltd.*	62,800,000	—	23,400,000	39,400,000	152	—
Savient Pharmaceuticals, Inc.*	4,294,200	400,000	1,164,240	3,529,960	—	—
Savient Pharmaceuticals, Inc. 4.75%
convertible notes 2018*	$820,000	—	—	$820,000	29	—
School Specialty, Inc.*	1,153,240	—	1,153,240	—	—	—
SinoTech Energy Ltd. (ADR)*	3,820,900	—	3,820,900	—	—	—
Sirius Minerals PLC*	56,804,735	—	4,500,000	52,304,735	—	—
Talison Lithium Ltd.*	5,354,100	—	5,354,100	—	—	—
					$22,631	$2,815,743

*Unaffiliated issuer at 6/30/2012.
†This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2011; it was not publicly disclosed.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of directors as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of June 30, 2012 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$1,564,851	$1,691,999	$26	$3,256,876
Health care	2,187,719	522,282	—	2,710,001
Industrials	1,048,108	1,333,939	—	2,382,047
Information technology	1,568,818	659,100	8,763	2,236,681
Financials	1,064,400	593,250	25,950	1,683,600
Energy	769,564	469,388	—	1,238,952
Materials	290,963	879,245	1,783	1,171,991
Consumer staples	235,878	781,325	—	1,017,203
Utilities	6,986	326,637	—	333,623
Telecommunication services	179,076	33,723	—	212,799
Miscellaneous	438,891	479,134	—	918,025
Preferred stocks	—	16,545	—	16,545
Warrants	4,397	—	3	4,400
Convertible securities	—	16,618	52,784	69,402
Bonds & notes	—	46,852	—	46,852
Short-term securities	—	1,275,541	—	1,275,541
Total	$9,359,651	$9,125,578	$89,309	$18,574,538

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(68)	$—	$(68)

*Securities with a market value of $7,747,248,000, which represented 41.46% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,432,756
Gross unrealized depreciation on investment securities	(1,958,573)
Net unrealized appreciation on investment securities	2,474,183
Cost of investment securities for federal income tax purposes	16,100,355

Key to abbreviations and symbol

ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
A$ = Australian dollars
GBP = British pounds

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-935-0812O-S32874

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 28, 2012

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: August 28, 2012